Prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
Deposits to financial partners and other vendors			¥ 32,735	¥ 19,872
Prepaid Expenses			694	1,684
Receivables from third-party online payment platforms and business partners			35,988	30,309
Prepaid Input VAT			952	7,640
Advance to staff			4,877	6,493
Others			1,842	2,812
Short-term loan to a third party			2,742	139,589
Total prepayments and other current assets			79,830	208,399
Bad debt provision			(1,500)
Total prepayments and other current assets, net		$ 11,250	¥ 78,330	¥ 208,399
Plutux Labs
Prepayments and other current assets
Principal amount | $	$ 20,000
Annual interest rate (in percent)	10.50%